Parent Company Only Condensed Financial Information - Schedule of Balance Sheets (Details) - Parent Company [Member] - USD ($)		Apr. 30, 2026	Oct. 31, 2025
Current Assets
Cash and cash equivalents		$ 139,306	$ 2,056,270
Short Term Investment		3,805,278
Other receivables and other current assets			293,333
Total Current Assets		3,944,584	2,349,603
Non-Current Assets
Investment in subsidiaries and VIEs		3,483,557	3,716,103
Total Non-Current Assets		3,483,557	3,716,103
TOTAL ASSETS		7,428,141	6,065,706
Current Liabilities
Accruals and other payables		30,000	60,000
Intercompany Payable		2,010,851	2,010,851
Total Current Liabilities		2,040,851	2,070,851
TOTAL LIABILITIES		2,040,851	2,070,851
Shareholders’ Equity
Additional Paid In Capital		30,261,334	28,021,581
Statutory Reserve		217,264	217,264
Accumulated Deficits		(25,096,549)	(24,178,267)
Accumulated Other Comprehensive income (Loss)		316	(66,400)
Total Stockholders’ Equity		5,387,290	3,994,855
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		7,428,141	6,065,706
Class A Ordinary Shares [Member]
Shareholders’ Equity
Ordinary Shares, value	[1]	4,544	296
Class B Ordinary Shares [Member]
Shareholders’ Equity
Ordinary Shares, value	[1]	$ 381	$ 381

[1]	Retroactively restated to reflect the share split, reverse share split and share reorganization (See Note 15)